                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 1999

If amended report check here:

NewSouth Capital Management, Inc.
---------------------------------
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis,  TN     38120-4023
---------------------------------------------------------------
Business Address       (Street)     (City)   (State)      (Zip)

D. Stephen Morrow            (901) 761-5561           Executive Vice President
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 12th day of March, 1999.

NewSouth Capital Management, Inc.
---------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
-----------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                         13F File No.:
-----------------------------------------------------------
1. NewSouth Capital Management, Inc.                28-1652

                       ITEM 1                   ITEM 2           ITEM 3          ITEM 4             ITEM 5              ITEM 8
                                                                  Cusip       Fair Market          Share of        Volume Authority
                   Name of Issuer           Title of Class       Number          Value          Principal Amount     Sole     None
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                      Common          001084102            188,016           28,650
------------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Class A                          Common          013068200         21,293,350        1,002,040        987,040  15,000
------------------------------------------------------------------------------------------------------------------------------------
Albertsons, Inc.                                Common          013104104          2,754,537           50,600
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                    Common          020039103         33,252,237          533,102        525,102   8,000
------------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                             Common          030096101          5,174,400          156,800
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                       Common          001765106          2,799,287           47,800
------------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                                 Common          032165102          1,277,549           28,078
------------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                               Common          042735100         18,054,750        1,203,650      1,183,650  20,000
------------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc                            Common          046224101          3,396,250          110,000
------------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                                  Common          053332102          1,803,516           59,375
------------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                                      Common          053807103         14,987,385          407,820        401,320   6,500
------------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp                                Common          06605F102            386,742            5,476
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr Pfd B 10.25                    Pfd            0665LY401            392,000              400
------------------------------------------------------------------------------------------------------------------------------------
Bell Industries                                 Common          078107109          3,770,897          363,460
------------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                             Common          084423102         13,562,097          553,555        545,555   8,000
------------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                       Common          05548J106         16,797,242          638,375
------------------------------------------------------------------------------------------------------------------------------------
Black & Decker                                  Common          091797100          1,722,720           31,075
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                               Common          103304101            170,000           40,000
------------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC                                    Common          055622104            200,384            1,984
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P. *                         Common          118230101            381,500           14,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                      Common          118255108         46,257,540        3,304,110      3,269,110  35,000
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe C                  Common          12189T104          4,115,523          125,187
------------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                            Common          122014103            233,634            5,850
------------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Cl A                            Common          127097103         23,894,135        1,655,005      1,635,005  20,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                        Common          139733109         23,047,558        1,853,070
------------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                              Common          150185106         17,233,237          685,900
------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                   Common          151313103          3,831,375          240,400
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                  Common          172967101            633,959            9,925
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                               Common          191216100            519,232            8,460
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                               Common          194162103          1,214,400           13,200
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group                           Common          197648108            235,125            4,500
------------------------------------------------------------------------------------------------------------------------------------
Community Bank (Calif) 13% Non                   Pfd            203507207            270,000           10,000
------------------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                     Common          208464107         45,054,498        1,459,255      1,444,255  15,000
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                        Common          210149100         36,084,637        1,190,421      1,175,421  15,000
------------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services                     Common          210502100          6,850,687        2,435,800
------------------------------------------------------------------------------------------------------------------------------------
Corporate Express, Inc.4.500% Due 07-01-00      CnvtBl          219888AE4          1,040,944            1,155 (1)
------------------------------------------------------------------------------------------------------------------------------------
Costco Company                                  Common          22160Q102          3,098,750           33,843
------------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                       Common          125902106         29,140,417        1,302,365      1,284,865  17,500
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                       Common          126408103          2,109,828           54,185
------------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%                      Pfd            12641H201            535,000           20,000
------------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                       Common          126650100          4,163,375           87,650
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                                   Common          239753106          6,929,000          104,000
------------------------------------------------------------------------------------------------------------------------------------
Delta Airlines                                  Common          247361108          1,307,642           18,815
------------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty 7.000% Due 08-15-99       CnvtBl          251591AA1            571,847              574 (2)
------------------------------------------------------------------------------------------------------------------------------------
Discount Auto Parts Inc                         Common          254642101          9,514,287          442,525
------------------------------------------------------------------------------------------------------------------------------------
Dollar Gen Corp Com                             Common          256669102          1,674,500           49,250
------------------------------------------------------------------------------------------------------------------------------------
Eagle USA Airfreight Inc                        Common          270018104            816,400           25,120
------------------------------------------------------------------------------------------------------------------------------------
East West Bancorp Inc.                          Common          27579R104          1,430,000          160,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund AT&T                         Common          294700703            245,314            1,384
------------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.*                              Common          294703103            189,380           22,280
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                              Common          300665106          1,321,231          384,358
------------------------------------------------------------------------------------------------------------------------------------
Exxon Corp                                      Common          302290101            342,934            4,860
------------------------------------------------------------------------------------------------------------------------------------
FDX Corp.                                       Common          31304N107          3,676,755           39,535
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso                  Common          313586109            358,715            5,180
------------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores, Inc.                    Common          31410H101          2,554,036           63,652
------------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP *                        Common          315293100          1,519,594           90,050
------------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                             Common          317867109            750,000           30,000
------------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                         Common          318900107            719,062           19,500
------------------------------------------------------------------------------------------------------------------------------------
First Cash Finl Svcs, Inc.                      Common          31942D107          1,460,000          160,000
------------------------------------------------------------------------------------------------------------------------------------
First Tennessee Natl. Corp.                     Common          337162101          2,038,438           55,657
------------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                              Common          344775200          4,860,630          528,150
------------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl B                              Common          344775101          1,579,500          175,500
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor                                      Common          345370100         21,634,501          381,645
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp                                 Common          346091606            212,670           28,356
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                     Common          313400301         10,322,268          180,105
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                       Common          364760108         11,252,967          167,175
------------------------------------------------------------------------------------------------------------------------------------
General Electric                                Common          369604103            271,031            2,450
------------------------------------------------------------------------------------------------------------------------------------
General Motors                                  Common          370442105         16,586,115          190,645
------------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust*                           Common          399613108          3,613,125          307,500
------------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners, L.P.                  Common          40636P201            749,875          214,250
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                Common          437076102         23,370,144          375,424
------------------------------------------------------------------------------------------------------------------------------------
Independent Energy Hld Sponsor                  Common          45384X108            187,625           19,000
------------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                             Common          P64658100          9,197,766          307,875
------------------------------------------------------------------------------------------------------------------------------------


J. C. Penney                                    Common        708160106          2,664,171         65,782
------------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                            Common        481138105         15,579,000      1,298,250
------------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                                    Common        486587108         43,082,787      1,488,822          1,473,822  15,000
------------------------------------------------------------------------------------------------------------------------------------
K-Mart Corp.                                    Common        482584109          2,573,994        153,100
------------------------------------------------------------------------------------------------------------------------------------
Kohls Corp Com                                  Common        500255104          3,040,537         42,900
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                      Common        501044101          7,768,781        129,750
------------------------------------------------------------------------------------------------------------------------------------
Lechters Inc 5.000% Due 09-27-01                CnvtBl        130000GW6          1,718,200            484 (3)
------------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                                   Common        532716107          3,015,740         76,107
------------------------------------------------------------------------------------------------------------------------------------
Local Financial Corporation                     Common        539553107          1,257,187        135,000
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                                      Common        548661107          3,914,350         64,700
------------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                   Common        410522106         20,855,252      1,627,727          1,602,727  25,000
------------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                                Common        577778103          1,808,983         46,236
------------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                    Common        580037109         10,863,366        429,170            418,170  11,000
------------------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                           Common        58440J104         26,515,099        417,972            408,972   9,000
------------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                         Common        58449U100            764,484         27,303
------------------------------------------------------------------------------------------------------------------------------------
Metris Companies                                Common        591598107         58,531,153      1,449,688          1,433,688  16,000
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity *                   Common        62624B101          5,367,352        288,180
------------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporati                  Common        635449101          1,063,610         46,624
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*                    Common        648053106         11,136,214        580,389
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc                           Common        651229106          1,841,575         38,770
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                                Common        655844108          2,920,108        110,715
------------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                                    Common        656301108          7,878,621        603,148
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*                   Common        67574M106          2,495,700        676,800
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                            Common        675746101         36,512,258      4,143,235          4,108,235  35,000
------------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l.                             Common        680223104          5,404,391        296,131
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment                        Common        700690100            211,750         28,000
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                        Common        704379106          1,313,160         28,240
------------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                       Common        707882106          2,959,720        168,525
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                                      Common        717081103            407,231          2,935
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris                                   Common        718154107          1,785,766         50,750
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber, L.P. *                       Common        729237107          1,722,825         60,450
------------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                              Common        740459102            200,919          6,100
------------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr.                    Pfd          741570204          7,051,768        295,362
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                                Common        742718109            372,162          3,800
------------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                            Common        743859100            738,162         28,255
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.*                            Common        74460D109            451,500         18,060
------------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                       Common        75952U103         19,662,273        461,285            452,785   8,500
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                        Common        767754104          1,888,750         75,550
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores Inc                                 Common        778296103          2,681,325         61,200
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc Com New                             Common        786514208          4,405,178         85,850
------------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                      Common        79377w108         43,690,998      1,680,423          1,660,423  20,000
------------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                          Common        810022301          8,310,810        478,320
------------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                             Common        812387108          4,566,197        101,050
------------------------------------------------------------------------------------------------------------------------------------
Shoney's Inc Conv 0.000% Due 04-11-04           CnvtBl        825039AC4            667,500          3,000 (4)
------------------------------------------------------------------------------------------------------------------------------------
Shoney's, Inc.                                  Common        825039100          6,104,000      2,441,600
------------------------------------------------------------------------------------------------------------------------------------
Shoney's/TPI Enterprises 8.250% Due 07-15-02    CnvtBl        872623AA1            803,250          1,400 (5)
------------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                                  Common        841297104         39,495,370        735,653            729,653   6,000
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                              Common        844741108          2,982,589         98,598
------------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.                  Common        860342104          9,254,520      1,203,840          1,185,840  18,000
------------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc. *                             Common        861907103          1,258,147         44,340
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.*                           Common        866674104          1,003,300         31,600
------------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                Common        879433100         48,042,324        852,192            844,192   8,000
------------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Part                  Common        872384102            429,250         17,000
------------------------------------------------------------------------------------------------------------------------------------
Toys R Us                                       Common        892335100          1,329,310         70,661
------------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                         Common        894167105             51,388         14,176
------------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                                  Common        895290104         29,953,912      1,065,028          1,053,528  11,500
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                             Common        907818108          3,273,581         61,260
------------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                      Common        903192102          3,221,408         67,730
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group                                Common        911905107          2,106,015         43,145
------------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp                            Common        929566107            326,837         28,115
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                    Common        931422109          5,539,825        196,100
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                                 Common        931142103         49,927,736        541,589
------------------------------------------------------------------------------------------------------------------------------------
Weatherford International                       Common        947074100         24,492,553        937,514            926,114  11,400
------------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum Pfd 9.2                   Pfd          97563A201            383,750         20,000
------------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting Class A                      Common        987434107         11,016,156        241,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                             1,156,337,845
------------------------------------------------------------------------------------------------------------------------------------

(1) Converts to 34,650 shares
(2) Converts to 34,397 shares
(3) Converts to 79,352 shares
(4) Converts to 88,047 shares
(5) Converts to 70,711 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


                       ITEM 1                                ITEM 2           ITEM 3          ITEM 4           ITEM 5
                                                                               CUSIP       Fair Market        Shares of
                   Name of Issuer                        Title of Class       Number          Value         Principal Amount
==============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                 Common          020039103          2,309,339            37,023
-----------------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                             Common          001084102            514,968            78,465
-----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                                      Common          013068200          1,622,396            76,347
-----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc.                                       Common          042735100          1,469,850            97,990
-----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                  Common          053807103          1,337,961            36,406
-----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                                          Common          084423102          1,228,330            50,135
-----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                                   Common          11815H104          2,792,076           199,434
-----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                              Common          127097103          1,901,207           131,680
-----------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                              Common          150185106            191,456             7,620
-----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                                  Common          208464107          3,059,658            99,098
-----------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                                     Common          210149100          3,044,199           100,425
-----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                    Common          125902106          1,926,486            86,099
-----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                  Common          313400301            343,591             5,995
-----------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                                          Common          P64658100            299,499            10,025
-----------------------------------------------------------------------------------------------------------------------------
Kaydon                                                       Common          486587108          2,471,890            85,420
-----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                                Common          410522106          1,250,107            97,564
-----------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                                 Common          580037109          1,671,417            66,030
-----------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                                        Common          58440J104          1,434,677            22,615
-----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                             Common          591598107          2,743,491            67,950
-----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                                         Common          675746101          1,240,224           140,725
-----------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                           Common          680223104            967,458            53,010
-----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                                    Common          75952U103          1,938,199            45,470
-----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                   Common          79377w108          2,565,186            98,661
-----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                                       Common          810022301          1,526,506            87,855
-----------------------------------------------------------------------------------------------------------------------------
Southdown                                                    Common          841297104          2,176,512            40,540
-----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                                Common          860342104            983,833           127,970
-----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                             Common          879433100          3,001,158            53,235
-----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                                          Common          895290104          1,914,900            68,084
-----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                                     Common          947071106          1,676,074            64,155
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               49,602,648
-----------------------------------------------------------------------------------------------------------------------------
Sole discretion and voting authority are applicable
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN, KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                       ITEM 1                                ITEM 2           ITEM 3          ITEM 4           ITEM 5
                                                                              CUSIP        Fair Market        Shares of
                   Name of Issuer                        Title of Class       Number          Value         Principal Amount
=============================================================================================================================
-----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                 Common            020039103          891,963            14,300
-----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                                      Common            013068200          377,506            17,765
-----------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                                   Common            001084102          114,319            17,420
-----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                                            Common            042735100          562,125            37,475
-----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                  Common            053807103          333,874             9,085
-----------------------------------------------------------------------------------------------------------------------------
Bell Industries                                              Common            078107109            2,075               200
-----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                                          Common            084423102          215,968             8,815
-----------------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                                       Common            11815H104        1,038,520            74,180
-----------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                                     Common            139733109          662,794            53,290
-----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                    Common            125902106          719,423            32,153
-----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                              Common            127097103          602,838            41,755
-----------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                                           Common            150185106          251,250            10,000
-----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                                  Common            208464107          887,348            28,740
-----------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                                     Common            210149100        1,015,317            33,495
-----------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                            Common            294703103            7,140               840
-----------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                                           Common            300665106            4,331             1,260
-----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                  Common            313400301           11,463               200
-----------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                                          Common            P64658100          525,800            17,600
-----------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                                         Common            481138105            8,400               700
-----------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                                  Common            486587108          864,508            29,875
-----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                                Common            410522106          399,122            31,151
-----------------------------------------------------------------------------------------------------------------------------
Media One Group, Inc.                                        Common            58440J104          867,508            13,675
-----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                             Common            591598107          960,642            23,793
-----------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                                 Common            580037109          125,423             4,955
-----------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*                                 Common            648053106           19,802             1,032
-----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                                         Common            675746101          453,095            51,415
-----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                                    Common            75952U103          731,445            17,160
-----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                                   Common            79377w108          862,706            33,181
-----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc                                       Common            810022301          311,621            17,935
-----------------------------------------------------------------------------------------------------------------------------
Southdown                                                    Common            841297104          890,407            16,585
-----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                                 Common            860342104          188,574            24,530
-----------------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                             Common            861907103           14,471               510
-----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                             Common            879433100        1,137,648            20,180
-----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                                          Common            895290104          619,594            22,030
-----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                                    Common            947071106          418,836            16,032
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               17,097,854
-----------------------------------------------------------------------------------------------------------------------------
Sole discretion and voting authority are applicable
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------